UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022


Form 13F File Number: 028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Kaufman
Title:            Managing Member
Phone:            (212) 486-3211

Signature, Place, and Date of Signing:

  /s/ Michael Kaufman       New York, New York    August 14, 2008
-----------------------  -----------------------  ---------------
      [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $201,423 (thousands)


List of Other Included Managers:

No.  13F File No.  Name
---  ------------  ----
01   028-05431     Sunrise Partners Limited Partnership

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FORM 13F INFORMATION TABLE                     Name of Reporting Manager:        MAK Capital One LLC
For Quarter Ended: 6/30/08
                                               Name of Other Reporting Manager:  01 = Sunrise Partners Limited Partnership
                                                                  SHARES/
                                TITLE OF                 VALUE    PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP     (x$1000) AMT       PRN  CALL DISCRETN MANAGERS   SOLE      SHARED     NONE
--------------                  --------       ------    -------- --------  ---- ---- -------- --------   ----      ------     ----
PUT/CALL
--------
ACCELRYS INC                    COM            00430U103 11,429   2,366,275 SH          SOLE            2,366,275
ACCELRYS INC                    COM            00430U103  7,413   1,534,780 SH        DEFINED  01                  1,534,780
ACETO CORP                      COM            004446100  8,751   1,145,449 SH          SOLE            1,145,449
ACETO CORP                      COM            004446100  5,461     714,772 SH        DEFINED  01                    714,772
AGILYSYS INC                    COM            00847J105 25,798   2,274,995 SH          SOLE            2,274,995
AGILYSYS INC                    COM            00847J105 20,098   1,772,286 SH        DEFINED  01                  1,772,286
ALLSCRIPTS HEALTHCARE SOLUTIONS COM            01988P108  7,146     575,800 SH          SOLE              575,800
ALLSCRIPTS HEALTHCARE SOLUTIONS COM            01988P108  4,329     348,803 SH        DEFINED  01                    348,803
BROADRIDGE FINL SOLUTIONS IN    COM            11133T103  5,473     260,000 SH          SOLE              260,000
BROADRIDGE FINL SOLUTIONS IN    COM            11133T103  3,314     157,444 SH        DEFINED  01                    157,444
CAVALIER HOMES INC              COM            149507105  2,047   1,028,677 SH          SOLE            1,028,677
CAVALIER HOMES INC              COM            149507105  1,317     661,936 SH        DEFINED  01                    661,936
CHAMPION ENTERPRISES INC        COM            158496109 14,942   2,554,200 SH          SOLE            2,554,200
CHAMPION ENTERPRISES INC        COM            158496109  9,395   1,605,957 SH        DEFINED  01                  1,605,957
EXACT SCIENCES CORP             COM            30063P105  2,643   1,468,259 SH          SOLE            1,468,259
EXACT SCIENCES CORP             COM            30063P105  2,121   1,178,184 SH        DEFINED  01                  1,178,184
HACKETT GROUP INC (THE)         COM            404609109  9,882   1,721,537 SH          SOLE            1,721,537
HACKETT GROUP INC (THE)         COM            404609109  6,332   1,103,119 SH        DEFINED  01                  1,103,119
IGATE CORP                      COM            45169U105  4,059     499,274 SH          SOLE              499,274
IGATE CORP                      COM            45169U105  3,974     488,833 SH        DEFINED  01                    488,833
MSC SOFTWARE CORP               COM            553531104  7,544     687,100 SH          SOLE              687,100
MSC SOFTWARE CORP               COM            553531104  4,787     435,977 SH        DEFINED  01                    435,977
NEUROBIOLOGICAL TECHNOLOGIES    COM            64124W106    507     357,365 SH          SOLE              357,365
NEUROBIOLOGICAL TECHNOLOGIES    COM            64124W106    622     437,865 SH        DEFINED  01                    437,865
OSI SYSTEMS INC                 COM            671044105  5,008     233,800 SH          SOLE              233,800
OSI SYSTEMS INC                 COM            671044105  3,021     141,025 SH        DEFINED  01                    141,025
PERMA-FIX ENVIRONMENTAL SVCS    COM            714157104  1,438     497,406 SH          SOLE              497,406
PERMA-FIX ENVIRONMENTAL SVCS    COM            714157104  1,670     577,694 SH        DEFINED  01                    577,694
SWEDISH EXPT CR CORP            ROG ARGI ETN22 870297603  8,176     672,900 SH          SOLE              672,900
SWEDISH EXPT CR CORP            ROG ARGI ETN22 870297603  4,952     407,600 SH        DEFINED  01                    407,600
ZYGO CORP                       COM            989855101  4,945     503,032 SH          SOLE              503,032
ZYGO CORP                       COM            989855101  2,830     287,902 SH        DEFINED  01                    287,902

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